RELATED PARTY TRANSACTIONS, Founder Shares (Details) - USD ($)					5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Aug. 26, 2022	Sep. 24, 2021	Apr. 07, 2021	Feb. 18, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Apr. 04, 2022	Aug. 10, 2021
Founder Shares [Abstract]
Proceeds from Issuance of Common Stock								$ 255,737,000
Common Stock, Shares, Outstanding							34,523,000	75,020,000	34,523,000	75,628,000
Offering cost charged to shareholder deficit	$ 24,000,000.0
CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Proceeds from Issuance of Common Stock					$ 25,000	$ 0	$ 25,000
Share price (in dollars per share)						$ 9.20
Common Class A [Member] | CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Common Stock, Shares, Outstanding						0	0		0
Share price (in dollars per share)											$ 10.00
Common Class B [Member] | CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Common Stock, Shares, Outstanding						6,250,000	6,250,000		6,250,000
Common stock, shares forfeited (in shares)									937,500
Initial Public Offering [Member] | CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Offering costs						$ 14,262,365	$ 14,262,365		$ 14,262,365
Offering cost charged to shareholder deficit						13,600,399	13,600,399
Offering cost expensed to statement of operations						$ 661,966	661,966
Initial Public Offering [Member] | Common Class A [Member] | CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Offering costs							$ 13,084,631		$ 13,084,631
Over-Allotment Option [Member] | CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)												3,750,000
Common stock, shares forfeited (in shares)		937,500					937,500
Share price (in dollars per share)												$ 10.00
Sponsor [Member] | CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Common stock dividends (in shares)			1,437,500
Common Stock, Shares, Outstanding			7,187,500			7,187,500
Holding period for transfer, assignment or sale of Founder Shares						1 year	1 year
Sponsor [Member] | Common Class A [Member] | CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Threshold trading days						20 days	20 days
Threshold consecutive trading days						30 days	30 days
Sponsor [Member] | Common Class A [Member] | Minimum | CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Share price (in dollars per share)						$ 12.00	$ 12.00		$ 12.00
Period after initial business combination						150 days	150 days
Sponsor [Member] | Common Class B [Member] | CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Issuance of Class B common stock to Sponsor (in shares)				5,750,000
Proceeds from Issuance of Common Stock				$ 25,000
Sponsor [Member] | Common Class B [Member] | Maximum | CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)			937,500			937,500
Sponsor [Member] | Initial Public Offering [Member] | CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Share price (in dollars per share)						$ 7.01	$ 7.01		7.01
Stock Issued During Period, Shares, New Issues							125,000
Share price (in dollars per share)						$ 0.004	$ 10.00		$ 10.00
Stock Issued During Period, Value, New Issues						$ 8,762,500	$ 8,762,500
Offering costs						8,762,500	8,762,500		$ 8,762,500
Offering cost charged to shareholder deficit						8,140,989	8,140,989
Offering cost expensed to statement of operations						$ 621,511	$ 621,511
Sponsor [Member] | Initial Public Offering [Member] | Maximum | CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Stock Issued During Period, Shares, New Issues						125,000
Sponsor [Member] | Over-Allotment Option [Member] | CIK 0001846136 Riverview Acquisition Corp
Founder Shares [Abstract]
Common Stock, Shares, Outstanding		6,250,000
Common stock, shares forfeited (in shares)		937,500